DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
DEFERRED REVENUE [Abstract]
Deferred Revenue

	As of December 31,
	2015	2016

Current:
Advance from customers	$936	$1,030
Deferred revenue for SI service contracts with remaining PCS period within one year	-	16
Unconsumed virtual currency balance estimated to be consumed within one year	-	336

	936	1,382
Non-current:
Advance from customers	173	-
Deferred revenue for SI service contracts with remaining PCS period longer than one year	-	6
Unconsumed virtual currency balance estimated to be consumed longer than one year	-	119

	173	125

Total	$1,109	$1,507